Related Party Balances and Transactions (Details)				12 Months Ended
	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Nov. 15, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Logistics service					$ 8,978	¥ 64,539		¥ 125,049
Paid amount				¥ 62,484	8,692
Outstanding balance				64,540	8,978
Deposits paid				8,660,949						$ 1,204,851
Borrowed short-term loan				10,497,682		25,603,498				1,460,364
Borrowed loan	¥ 3,000,000	$ 417,339
Short-term loan interest rate											6.00%	6.00%
Principal amount				4,300	598
Proceed of short term debt, from related party				33,531,795	4,664,709	31,805,201		18,000,000
Rent payable						7,775,393	$ 1,097,801
Prepaid operational deposits for lease				2,493,369	346,860
Interest expense on loans				62,900,000	8,800,000
Principal amount repaid				48,637,611	6,766,125	21,001,703		14,100,000
Other payable to shareholders amount				613,820		37,029				85,390
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan			¥ 3,000,000
Interest borrowed short-term loan			¥ 30,000
Loans Payable - Related Parties [Member]
Related Party Balances and Transactions [Line Items]
Interest borrowed short-term loan				74,336	10,341
Short-term loan interest rate	6.00%	6.00%
Principal amount repaid				733,700	102,067
Interest expense on loans				738,933	102,795
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions [Line Items]
Proceed of short term debt, from related party								153,101
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions [Line Items]
Logistics service				7,430,517	1,033,682	3,281,240		4,606,871	$ 1,371,882
Paid amount				7,491,026	1,042,099	¥ 1,784,309		¥ 4,608,483
Other Receivable from Related Parties [Member]
Related Party Balances and Transactions [Line Items]
Logistics service				11,547,932	1,606,468
Geng Xiaogang [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan											¥ 4,775,000	$ 664,265	¥ 2,712,100	$ 377,288			¥ 823,265	$ 116,236
Short-term loan interest rate																	6.00%	6.00%
Loans Payable to Shareholders [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan				16,274,505						$ 2,263,995
Principal amount repaid				7,618,705	1,059,861
Shareholders [Member]
Related Party Balances and Transactions [Line Items]
Principal amount repaid				7,240,380	1,007,231
Short Term Loan [Member] | Loans Payable - Related Parties [Member]
Related Party Balances and Transactions [Line Items]
Principal amount				1,500,000	208,670
Principal amount repaid				¥ 1,500,000	$ 208,670
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan															¥ 738,000
Short-term loan interest rate				0.00%						0.00%
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan | $																$ 102,665
Short-term loan interest rate				6.00%						6.00%